LOANS RECEIVABLE (Tables) (Loans receivable)	12 Months Ended
Dec. 31, 2014
Loans receivable
Loans receivable
Schedule of loans receivable

        The following summarizes the Group's loans receivable as of December 31, 2013 and December 31, 2014 (in RMB thousands):

	December 31,
	2013	2014
Entrusted and mortgage credit loans	22,404	9,803
Loans through property refinancing activities	98,729	249,935

Less: Impairment	—	—

Loans receivable	121,133	259,738